UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-PX
________

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03447

SEI Tax Exempt Trust
(Name of registrant)
________

One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Address of principal executive offices)
________

SEI Tax Exempt Trust
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and address of agent for service)

CC:

Timothy W. Levin, Esquire
Morgan, Lewis & Brockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103
(Name and address of agent for service)

1-800-342-5734
(Registrant’s telephone number including area code )
________

Date of Fiscal Year End: August 31

Date of Reporting Period: July 1, 2020 to June 30, 2021

Item 1. Proxy Voting Record.

Attached are the proxy voting records for
SEI Tax Exempt Trust

Registrant Name : SEI Tax Exempt Trust
Fund Name : INTERMEDIATE TERM MUNICIPAL FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Tax Exempt Trust
Fund Name : CALIFORNIA MUNICIPAL BOND FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Tax Exempt Trust
Fund Name : MASSACHUSETTS MUNICIPAL BOND FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Tax Exempt Trust
Fund Name : NEW JERSEY MUNICIPAL BOND FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Tax Exempt Trust
Fund Name : NY MUNICIPAL BOND FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Tax Exempt Trust
Fund Name : PA MUNICIPAL BOND FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant : SEI Tax Exempt Trust
Fund Name : SHORT DURATION MUNICIPAL BOND FUND
________________________________________________________________________________
Nuveen New York AMT-Free Quality Municipal Income Fund
Ticker     Security ID:             Meeting Date          Meeting Status
NRK        CUSIP 670656867          08/05/2020            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Elect John K. Nelson     Mgmt       For        For        For
1.2        Elect Terence J. Toth    Mgmt       For        For        For
1.3        Elect Robert L. Young    Mgmt       For        For        For
1.4        Elect William C. Hunter  Mgmt       For        For        For
1.5        Elect Albin F. Moschner  Mgmt       For        For        For

Registrant : SEI Tax Exempt Trust
Fund Name : TAX-ADVANTAGED INCOME FUND
________________________________________________________________________________
Alabama Power Company
Ticker     Security ID:             Meeting Date          Meeting Status
ALP-PQ     CUSIP 010392462          04/23/2021            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Elect Angus R. Cooper    Mgmt       For        For        For
2          Elect Mark. A            Mgmt       For        For        For
            Crosswhite

3          Elect O.B. Grayson       Mgmt       For        For        For
            Hall
            Jr.

4          Elect Anthony A. Joseph  Mgmt       For        Against    Against
5          Elect Robert D. Powers   Mgmt       For        For        For
6          Elect Catherine J.       Mgmt       For        For        For
            Randall

7          Elect R. Mitchell        Mgmt       For        For        For
            Shackleford

8          Elect Selwyn M. Vickers  Mgmt       For        For        For
9          Elect Phillip M. Webb    Mgmt       For        For        For

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By: /s/ Robert A. Nesher
Robert A. Nesher
President
Date:  August 24, 2021